ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued management services	$ 41	$ 54
Professional services	257	210
Derivative Warrants Liability	0	202
Other accrued expenses	47	4
Accrued expenses and other liabilities	$ 345	$ 470